Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.05%	2.48%	1.86%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.73%	2.10%	1.56%
Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N (with sales charge)
Average Annual Return, Percent	4.40%	2.01%	1.57%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	5.73%	2.10%	1.48%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	6.29%	2.62%	1.99%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	6.15%	2.58%	1.97%
Without Sales Load [Member] | Class N
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Average Annual Return, Percent	5.99%	2.32%	1.72%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	5.48%	2.22%	1.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	5.48%	2.22%	1.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	5.48%	2.22%	1.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	5.48%	2.22%	1.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	5.48%	2.22%	1.57%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	5.10%	0.19%	1.61%
ICE BofA U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Average Annual Return, Percent	5.48%	2.22%	1.57%